UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2020

Gregory F. Niland

Capital World Growth and Income Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income Fund®
Semi-annual report for the six months ended May 31, 2020

Global flexibility:
following opportunity
anywhere

Beginning January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Capital Group website (capitalgroup.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive paper reports will apply to all funds held with American Funds or through your financial intermediary.

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2020 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–3.68%	4.72%	8.58%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.78% for Class A shares as of the prospectus dated February 1, 2020. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2020, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.35%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Shown in the table below are Capital World Growth and Income Fund’s results for the six months ended May 31, 2020. Also shown are the results of its primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/CWGIX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Results at a glance

For periods ended May 31, 2020, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	–5.44%	5.18%	4.89%	8.66%	9.92%
MSCI ACWI (All Country World Index)*	–5.96	5.43	5.29	8.47	7.07
Lipper Global Funds Index†	–6.58	3.98	4.43	8.00	7.05

*	MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Source: MSCI.
†	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Source: Refinitiv Lipper.

Capital World Growth and Income Fund	1

Summary investment portfolio May 31, 2020	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	47.08%
Eurozone*	11.06
United Kingdom	6.89
China	5.65
Japan	5.43
Switzerland	4.39
Hong Kong	2.10
Brazil	2.01
Canada	1.73
Other countries	7.49
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	6.17
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 92.27%	Shares	Value (000)
Information technology 14.76%
Microsoft Corp.	15,980,228	$2,928,377
Broadcom Inc.	9,186,703	2,675,811
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	151,221,000	1,472,774
ASML Holding NV1	3,547,325	1,161,224
Mastercard Inc., Class A	2,014,181	606,047
Apple Inc.	1,714,636	545,151
Tokyo Electron Ltd.[1]	2,505,600	500,888
Other securities		3,577,477
		13,467,749

Health care 14.51%
UnitedHealth Group Inc.	5,632,793	1,717,157
Abbott Laboratories	13,541,984	1,285,405
Gilead Sciences, Inc.	15,781,155	1,228,247
Novartis AG1	13,827,990	1,198,743
Amgen Inc.	5,100,262	1,171,530
Thermo Fisher Scientific Inc.	2,705,616	944,774

2	Capital World Growth and Income Fund

	Shares	Value (000)
AstraZeneca PLC[1]	6,414,269	$681,993
Stryker Corp.	2,806,692	549,354
Daiichi Sankyo Co., Ltd.[1]	5,774,600	540,987
Pfizer Inc.	12,804,444	489,002
Chugai Pharmaceutical Co., Ltd.[1]	3,062,558	451,957
AbbVie Inc.	4,803,395	445,131
Other securities		2,536,637
		13,240,917

Financials 12.26%
CME Group Inc., Class A	5,789,262	1,057,119
AIA Group Ltd.[1]	127,359,896	1,038,338
Kotak Mahindra Bank Ltd.[1]	36,412,279	592,299
Kotak Mahindra Bank Ltd.[1,2]	730,900	11,067
Ping An Insurance (Group) Co. of China, Ltd., Class H1	58,510,000	580,900
Zurich Insurance Group AG1	1,747,028	565,237
Sberbank of Russia PJSC (ADR)[1]	48,048,959	546,191
Other securities		6,796,637
		11,187,788

Consumer discretionary 11.69%
Amazon.com, Inc.[3]	629,116	1,536,534
Ocado Group PLC[1,3,4]	41,909,205	1,137,973
LVMH Moët Hennessy-Louis Vuitton SE1	2,599,200	1,088,441
Home Depot, Inc.	4,256,519	1,057,660
Alibaba Group Holding Ltd.[1,3]	24,833,620	640,193
Alibaba Group Holding Ltd. (ADR)[3]	1,154,911	239,517
Flutter Entertainment PLC (EUR denominated)[1]	2,447,277	314,628
Flutter Entertainment PLC (GBP denominated)[1]	959,816	122,307
Other securities		4,533,457
		10,670,710

Communication services 10.53%
Netflix, Inc.[3]	4,743,372	1,990,936
Facebook, Inc., Class A3	7,999,568	1,800,623
Alphabet Inc., Class C3	602,866	861,447
Alphabet Inc., Class A3	504,995	723,921
Yandex NV, Class A3	13,876,804	558,264
Comcast Corp., Class A	11,783,326	466,620
Tencent Holdings Ltd.[1]	8,742,800	466,004
Other securities		2,738,512
		9,606,327

Consumer staples 6.83%
Nestlé SA1	14,055,924	1,521,826
British American Tobacco PLC[1]	28,698,231	1,134,927
British American Tobacco PLC (ADR)[5]	5,116,171	205,056
Philip Morris International Inc.	13,110,978	961,821
Other securities		2,405,386
		6,229,016

Capital World Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Industrials 6.37%
CSX Corp.	9,702,911	$694,534
Airbus SE, non-registered shares[1,3]	10,215,331	649,057
Recruit Holdings Co., Ltd.[1]	15,019,700	518,212
Other securities		3,952,593
		5,814,396

Utilities 5.05%
Enel SpA[1]	118,070,795	908,565
E.ON SE1	71,370,270	755,402
Iberdrola, SA, non-registered shares[1]	53,061,808	572,700
Other securities		2,375,390
		4,612,057

Real estate 3.78%
Crown Castle International Corp. REIT	4,560,418	785,122
American Tower Corp. REIT	2,660,168	686,776
Other securities		1,981,750
		3,453,648

Materials 3.33%
Vale SA, ordinary nominative	52,783,909	524,249
Vale SA, ordinary nominative (ADR)	27,107,109	264,565
Other securities		2,252,837
		3,041,651

Energy 3.16%
Other securities		2,882,018

Total common stocks (cost: $64,640,980,000)		84,206,277

Preferred securities 0.76%
Other 0.76%
Other securities		695,434

Total preferred securities (cost: $822,460,000)		695,434

Rights & warrants 0.18%
Consumer discretionary 0.18%
Other security		166,833

Total rights & warrants (cost: $161,304,000)		166,833

Convertible stocks 0.62%
Information technology 0.23%
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	194,367	211,073

Real estate 0.20%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	116,280	176,873

4	Capital World Growth and Income Fund

	Shares	Value (000)
Other 0.19%
Other securities		$178,357

Total convertible stocks (cost: $508,583,000)		566,303

Convertible bonds 0.09%	Principal amount (000)
Other 0.09%
Other securities		83,355

Total convertible bonds (cost: $66,298,000)		83,355

Bonds, notes & other debt instruments 0.60%
Other 0.60%
Other securities		549,638

Total bonds, notes & other debt instruments (cost: $504,701,000)		549,638

Short-term securities 5.33%	Shares
Money market investments 5.33%
Capital Group Central Cash Fund 0.28%[6]	48,468,168	4,847,302
State Street Institutional U.S. Government Money Market Fund 0.13%[6,7]	5,000,000	5,000
Goldman Sachs Financial Square Government Fund 0.16%[6,7]	4,000,000	4,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.11%[6,7]	2,238,458	2,238
Blackrock FedFund 0.11%[6,7]	2,000,000	2,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.09%[6,7]	1,000,000	1,000
RBC U.S. Government Money Market Fund 0.12%[6,7]	100,000	100
Fidelity Institutional Money Market Funds - Government Portfolio 0.08%[6,7]	50,000	50

Total short-term securities (cost: $4,861,132,000)		4,861,690
Total investment securities 99.85% (cost: $71,565,458,000)		91,129,530
Other assets less liabilities 0.15%		134,494

Net assets 100.00%		$91,264,024

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Capital World Growth and Income Fund	5

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings represent 5% or more of the outstanding voting shares of that company. The value of the fund’s affiliated-company holdings is shown in the summary investment portfolio under the respective industry sectors. Further details on these holdings and related transactions during the six months ended May 31, 2020, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Common stocks 1.25%
Consumer discretionary 1.25%
Ocado Group PLC[1,3]	41,909,205	—	—	41,909,205
Communication services 0.00%
ProSiebenSat.1 Media SE1,8	12,392,488	—	12,392,488	—

	Net	Net		Value of
	realized	unrealized	Dividend	affiliates at
	loss	appreciation	income	5/31/2020
	(000)	(000)	(000)	(000)
Common stocks 1.25%
Consumer discretionary 1.25%
Ocado Group PLC[1,3]	$—	$419,779	$—	$1,137,973
Communication services 0.00%
ProSiebenSat.1 Media SE1,8	(189,967)	159,935	—	—
Total common stocks				1,137,973
Total 1.25%	$(189,967)	$579,714	$—	$1,137,973

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $37,830,877,000, which represented 41.45% of the net assets of the fund. This amount includes $37,622,476,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $406,879,000, which represented .45% of the net assets of the fund.
[3]	Security did not produce income during the last 12 months.
[4]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[5]	All or a portion of this security was on loan. The total value of all such securities, including those in “Other securities,” was $13,281,000, which represented .01% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Rate represents the seven-day yield at 5/31/2020.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Unaffiliated issuer at 5/31/2020.

Key to abbreviations

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

See notes to financial statements.

6	Capital World Growth and Income Fund

Financial statements

Statement of assets and liabilities at May 31, 2020	unaudited (dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $71,355,144)	$89,991,557
Affiliated issuers (cost: $210,314)	1,137,973	$91,129,530
Cash		8,520
Cash denominated in currencies other than U.S. dollars (cost: $71,670)		71,564
Receivables for:
Sales of investments	70,831
Sales of fund’s shares	55,409
Dividends and interest	267,868
Securities lending income	50
Other	963	395,121
		91,604,735
Liabilities:
Collateral for securities on loan		14,388
Payables for:
Purchases of investments	212,496
Repurchases of fund’s shares	54,390
Investment advisory services	27,765
Services provided by related parties	17,262
Trustees’ deferred compensation	1,684
Other	12,726	326,323
Net assets at May 31, 2020		$91,264,024

Net assets consist of:
Capital paid in on shares of beneficial interest		$72,747,648
Total distributable earnings		18,516,376
Net assets at May 31, 2020		$91,264,024

See notes to financial statements.

Capital World Growth and Income Fund	7

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,924,194 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$47,113,548	992,562		$47.47
Class C	1,394,877	29,738		46.91
Class T	10	—	*	47.46
Class F-1	3,046,154	64,335		47.35
Class F-2	9,288,010	195,882		47.42
Class F-3	3,973,016	83,710		47.46
Class 529-A	3,172,634	67,094		47.29
Class 529-C	343,889	7,300		47.11
Class 529-E	105,173	2,228		47.22
Class 529-T	12	—	*	47.45
Class 529-F-1	176,348	3,726		47.33
Class R-1	150,344	3,202		46.96
Class R-2	609,814	13,028		46.81
Class R-2E	60,361	1,277		47.26
Class R-3	1,313,502	27,881		47.11
Class R-4	1,304,474	27,556		47.34
Class R-5E	90,672	1,914		47.39
Class R-5	566,774	11,935		47.49
Class R-6	18,554,412	390,826		47.47

*	Amount less than one thousand.

See notes to financial statements.

8	Capital World Growth and Income Fund

Statement of operations for the six months ended May 31, 2020	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $59,986)	$1,129,105
Interest (net of non-U.S. taxes of $29)	28,169
Securities lending income (net of fees)	113	$1,157,387
Fees and expenses*:
Investment advisory services	174,096
Distribution services	85,770
Transfer agent services	40,127
Administrative services	14,015
Reports to shareholders	1,690
Registration statement and prospectus	546
Trustees’ compensation	230
Auditing and legal	271
Custodian	3,612
Other	1,319	321,676
Net investment income		835,711

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $19):
Unaffiliated issuers	(1,270,370)
Affiliated issuers	(189,967)
Currency transactions	111,409	(1,348,928)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(5,591,522)
Affiliated issuers	579,714
Currency translations	(428)	(5,012,236)
Net realized loss and unrealized depreciation		(6,361,164)

Net decrease in net assets resulting from operations		$(5,525,453)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

Capital World Growth and Income Fund	9

Statements of changes in net assets
(dollars in thousands)

	Six months ended May 31, 2020*	Year ended November 30, 2019
Operations:
Net investment income	$835,711	$1,977,176
Net realized (loss) gain	(1,348,928)	854,454
Net unrealized (depreciation) appreciation	(5,012,236)	9,994,811
Net (decrease) increase in net assets resulting from operations	(5,525,453)	12,826,441

Distributions paid to shareholders	(1,460,945)	(6,170,566)

Net capital share transactions	(1,466,905)	1,032,259

Total (decrease) increase in net assets	(8,453,303)	7,688,134

Net assets:
Beginning of period	99,717,327	92,029,193
End of period	$91,264,024	$99,717,327

*	Unaudited.

See notes to financial statements.

10	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%[1]	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years[2]
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[3]
Class 529-E	None	None	None
Classes T and 529-T4	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	Up to 3.50% for Class 529-A shares purchased on or after June 30, 2020.
[2]	Effective June 30, 2020, Class C converts to Class A after 8 years.
[3]	Effective June 30, 2020, Class 529-C converts to Class 529-A after 5 years.
[4]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Capital World Growth and Income Fund	11

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

12	Capital World Growth and Income Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Capital World Growth and Income Fund	13

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

14	Capital World Growth and Income Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2020 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,680,835	$4,786,914	$—	$13,467,749
Health care	9,556,423	3,684,494	—	13,240,917
Financials	4,261,909	6,925,879	—	11,187,788
Consumer discretionary	5,064,977	5,605,733	—	10,670,710
Communication services	7,643,931	1,962,396	—	9,606,327
Consumer staples	2,570,685	3,658,331	—	6,229,016
Industrials	2,992,552	2,821,844	—	5,814,396
Utilities	876,081	3,735,976	—	4,612,057
Real estate	1,875,477	1,578,171	—	3,453,648
Materials	1,541,190	1,500,461	—	3,041,651
Energy	1,733,111	1,148,907	—	2,882,018
Preferred securities	440,496	254,938	—	695,434
Rights & warrants	—	166,833	—	166,833
Convertible stocks	566,303	—	—	566,303
Convertible bonds	—	83,355	—	83,355
Bonds, notes & other debt instruments	—	549,638	—	549,638
Short-term securities	4,861,690	—	—	4,861,690
Total	$52,665,660	$38,463,870	$—	$91,129,530

Capital World Growth and Income Fund	15

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

16	Capital World Growth and Income Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Capital World Growth and Income Fund	17

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2020, the total value of securities on loan was $13,281,000, and the total value of collateral received was $14,388,000, which consisted entirely of cash. Investment securities purchased from cash collateral of $14,388,000 are disclosed in the summary investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event that the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s summary investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

18	Capital World Growth and Income Fund

As of and during the period ended May 31, 2020, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2019, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$368,928
Undistributed long-term capital gains	775,528
Post-October capital loss deferral*	(56,644)

*	This deferral is considered incurred in the subsequent year.

As of May 31, 2020, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$24,879,717
Gross unrealized depreciation on investments	(5,445,266)
Net unrealized appreciation on investments	19,434,451
Cost of investments	71,695,079

Capital World Growth and Income Fund	19

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2020						Year ended November 30, 2019
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$337,570		$410,911		$748,481		$1,108,419		$2,218,977		$3,327,396
Class C	4,472		13,346		17,818		26,538		87,739		114,277
Class T	—	†	—	†	—	†	—	†	—	†	—	†
Class F-1	21,713		26,909		48,622		71,072		146,367		217,439
Class F-2	77,536		77,642		155,178		216,073		381,750		597,823
Class F-3	34,513		32,388		66,901		88,033		134,752		222,785
Class 529-A	21,919		27,336		49,255		71,138		145,724		216,862
Class 529-C	972		3,180		4,152		5,963		20,317		26,280
Class 529-E	611		932		1,543		2,286		5,437		7,723
Class 529-T	—	†	—	†	—	†	—	†	1		1
Class 529-F-1	1,427		1,472		2,899		4,156		7,551		11,707
Class R-1	451		1,381		1,832		2,645		8,470		11,115
Class R-2	1,849		5,667		7,516		10,567		33,604		44,171
Class R-2E	282		520		802		1,044		2,570		3,614
Class R-3	7,439		12,164		19,603		30,429		74,698		105,127
Class R-4	9,465		11,738		21,203		33,970		71,642		105,612
Class R-5E	658		640		1,298		1,276		1,777		3,053
Class R-5	5,341		5,802		11,143		22,559		49,358		71,917
Class R-6	157,188		145,511		302,699		411,170		672,494		1,083,664
Total	$683,406		$777,539		$1,460,945		$2,107,338		$4,063,228		$6,170,566

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2020, the investment advisory services fee was $174,096,000, which was equivalent to an annualized rate of 0.373% of average daily net assets.

20	Capital World Growth and Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2020, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Capital World Growth and Income Fund	21

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Prior to January 1, 2020, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2020, the quarterly fee was amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	Capital World Growth and Income Fund

For the six months ended May 31, 2020, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$59,962	$26,558		$7,339		Not applicable
Class C	7,426	835		228		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	3,958	2,235		478		Not applicable
Class F-2	Not applicable	5,109		1,414		Not applicable
Class F-3	Not applicable	94		595		Not applicable
Class 529-A	3,778	1,607		488		$1,019
Class 529-C	1,777	183		55		115
Class 529-E	267	29		16		34
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	88		27		56
Class R-1	788	85		24		Not applicable
Class R-2	2,421	1,176		97		Not applicable
Class R-2E	189	67		10		Not applicable
Class R-3	3,503	1,098		210		Not applicable
Class R-4	1,701	709		204		Not applicable
Class R-5E	Not applicable	64		13		Not applicable
Class R-5	Not applicable	156		91		Not applicable
Class R-6	Not applicable	34		2,726		Not applicable
Total class-specific expenses	$85,770	$40,127		$14,015		$1,224

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $230,000 in the fund’s statement of operations reflects $278,000 in current fees (either paid in cash or deferred) and a net decrease of $48,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Capital World Growth and Income Fund	23

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2020, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,242,685,000 and $886,476,000, respectively, which generated $92,418,000 of net realized losses from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2020.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2020

Class A	$973,722	20,633	$734,975		15,633		$(3,670,517)	(79,493)	$(1,961,820)	(43,227)
Class C	62,769	1,332	17,652		368		(286,268)	(6,107)	(205,847)	(4,407)
Class T	—	—	—		—		—	—	—	—
Class F-1	179,254	3,725	47,290		1,008		(371,497)	(8,120)	(144,953)	(3,387)
Class F-2	1,323,207	28,254	148,801		3,195		(1,357,695)	(29,952)	114,313	1,497
Class F-3	549,612	11,737	65,017		1,397		(484,619)	(10,592)	130,010	2,542
Class 529-A	139,213	2,881	49,237		1,051		(269,771)	(5,633)	(81,321)	(1,701)
Class 529-C	17,117	357	4,149		86		(63,541)	(1,312)	(42,275)	(869)
Class 529-E	3,910	83	1,542		33		(11,507)	(242)	(6,055)	(126)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	15,836	326	2,896		63		(17,390)	(366)	1,342	23
Class R-1	6,196	141	1,830		38		(23,427)	(490)	(15,401)	(311)
Class R-2	48,166	1,021	7,511		157		(118,632)	(2,511)	(62,955)	(1,333)
Class R-2E	7,548	157	802		17		(10,091)	(219)	(1,741)	(45)
Class R-3	105,080	2,226	19,568		414		(271,164)	(5,745)	(146,516)	(3,105)
Class R-4	134,096	2,834	21,193		451		(268,337)	(5,626)	(113,048)	(2,341)
Class R-5E	23,715	504	1,297		28		(10,461)	(222)	14,551	310
Class R-5	48,289	1,020	11,129		235		(198,031)	(3,928)	(138,613)	(2,673)
Class R-6	1,813,946	39,172	302,687		6,518		(923,209)	(19,780)	1,193,424	25,910
Total net increase (decrease)	$5,451,676	116,403	$1,437,576		30,692		$(8,356,157)	(180,338)	$(1,466,905)	(33,243)

24	Capital World Growth and Income Fund

	Sales*		Reinvestments of distributions			Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2019

Class A	$1,959,882	41,552	$3,271,545	74,309		$(6,327,706)	(134,110)	$(1,096,279)	(18,249)
Class C	143,398	3,077	113,302	2,623		(639,291)	(13,641)	(382,591)	(7,941)
Class T	—	—	—	—		—	—	—	—
Class F-1	373,959	7,917	211,823	4,825		(667,232)	(14,118)	(81,450)	(1,376)
Class F-2	2,345,154	49,604	571,959	12,974		(2,295,797)	(48,998)	621,316	13,580
Class F-3	1,292,920	27,446	214,710	4,851		(704,602)	(14,935)	803,028	17,362
Class 529-A	280,443	5,931	216,793	4,943		(528,746)	(11,182)	(31,510)	(308)
Class 529-C	36,521	778	26,269	606		(139,878)	(2,967)	(77,088)	(1,583)
Class 529-E	9,437	200	7,709	176		(28,439)	(603)	(11,293)	(227)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	28,969	613	11,702	266		(35,912)	(758)	4,759	121
Class R-1	9,498	203	11,104	257		(46,256)	(982)	(25,654)	(522)
Class R-2	97,017	2,078	44,136	1,023		(221,560)	(4,754)	(80,407)	(1,653)
Class R-2E	18,232	388	3,614	83		(16,901)	(362)	4,945	109
Class R-3	201,901	4,305	104,969	2,410		(536,262)	(11,419)	(229,392)	(4,704)
Class R-4	185,935	3,934	105,559	2,407		(511,176)	(10,836)	(219,682)	(4,495)
Class R-5E	51,005	1,079	3,052	69		(15,466)	(325)	38,591	823
Class R-5	82,315	1,743	71,846	1,638		(589,988)	(12,298)	(435,827)	(8,917)
Class R-6	2,627,259	55,515	1,083,561	24,506		(1,480,028)	(31,541)	2,230,792	48,480
Total net increase (decrease)	$9,743,845	206,363	$6,073,654	137,966		$(14,785,240)	(313,829)	$1,032,259	30,500

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,426,221,000 and $22,212,857,000, respectively, during the six months ended May 31, 2020.

Capital World Growth and Income Fund	25

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
5/31/2020[4,5]	$50.98	$.41	$(3.19)	$(2.78)
11/30/2019	47.80	.97	5.38	6.35
11/30/2018	53.02	1.11	(2.89)	(1.78)
11/30/2017	44.61	.93	9.79	10.72
11/30/2016	45.34	.96	.06	1.02
11/30/2015	47.87	.90	(2.38)	(1.48)
Class C:
5/31/2020[4,5]	50.35	.23	(3.13)	(2.90)
11/30/2019	47.23	.60	5.31	5.91
11/30/2018	52.41	.70	(2.86)	(2.16)
11/30/2017	44.12	.55	9.66	10.21
11/30/2016	44.85	.61	.05	.66
11/30/2015	47.34	.52	(2.34)	(1.82)
Class T:
5/31/2020[4,5]	50.98	.47	(3.19)	(2.72)
11/30/2019	47.80	1.07	5.38	6.45
11/30/2018	53.03	1.22	(2.90)	(1.68)
11/30/2017[4,10]	46.73	.68	6.22	6.90
Class F-1:
5/31/2020[4,5]	50.86	.40	(3.19)	(2.79)
11/30/2019	47.69	.94	5.37	6.31
11/30/2018	52.90	1.08	(2.88)	(1.80)
11/30/2017	44.53	.90	9.76	10.66
11/30/2016	45.25	.93	.08	1.01
11/30/2015	47.78	.89	(2.39)	(1.50)
Class F-2:
5/31/2020[4,5]	50.94	.47	(3.20)	(2.73)
11/30/2019	47.76	1.07	5.38	6.45
11/30/2018	52.98	1.21	(2.88)	(1.67)
11/30/2017	44.59	1.05	9.76	10.81
11/30/2016	45.33	1.07	.05	1.12
11/30/2015	47.85	1.01	(2.37)	(1.36)
Class F-3:
5/31/2020[4,5]	50.99	.49	(3.20)	(2.71)
11/30/2019	47.81	1.12	5.38	6.50
11/30/2018	53.03	1.27	(2.89)	(1.62)
11/30/2017[4,11]	45.54	.82	7.54	8.36

26	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.33)	$(.40)	$(.73)	$47.47	(5.44)%[6]	$47,114		.77%[7]		1.71%[7]
(1.05)	(2.12)	(3.17)	50.98	14.42	52,805		.77		2.03
(.93)	(2.51)	(3.44)	47.80	(3.69)	50,382		.75		2.17
(1.07)	(1.24)	(2.31)	53.02	24.96	56,786		.77		1.93
(1.04)	(.71)	(1.75)	44.61	2.42	50,454		.79		2.20
(1.05)	—	(1.05)	45.34	(3.12)	53,886		.77		1.93

(.14)	(.40)	(.54)	46.91	(5.78)[6]	1,395		1.50	[7]	.97	[7]
(.67)	(2.12)	(2.79)	50.35	13.54	1,719		1.53		1.28
(.51)	(2.51)	(3.02)	47.23	(4.45)	1,988		1.54		1.38
(.68)	(1.24)	(1.92)	52.41	23.95	2,675		1.56		1.14
(.68)	(.71)	(1.39)	44.12	1.60	2,938		1.59		1.41
(.67)	—	(.67)	44.85	(3.87)	3,757		1.57		1.13

(.40)	(.40)	(.80)	47.46	(5.31)[6,8]	—	[9]	.52	[7,8]	1.96	[7,8]
(1.15)	(2.12)	(3.27)	50.98	14.65 [8]	—	[9]	.54	[8]	2.25	[8]
(1.04)	(2.51)	(3.55)	47.80	(3.48)[8]	—	[9]	.53	[8]	2.38	[8]
(.60)	—	(.60)	53.03	14.86 [6,8]	—	[9]	.56	[7,8]	2.09	[7,8]

(.32)	(.40)	(.72)	47.35	(5.47)[6]	3,046		.80	[7]	1.67	[7]
(1.02)	(2.12)	(3.14)	50.86	14.36	3,444		.82		1.98
(.90)	(2.51)	(3.41)	47.69	(3.74)	3,295		.81		2.12
(1.05)	(1.24)	(2.29)	52.90	24.86	3,820		.83		1.87
(1.02)	(.71)	(1.73)	44.53	2.39	3,286		.83		2.14
(1.03)	—	(1.03)	45.25	(3.17)	3,791		.81		1.90

(.39)	(.40)	(.79)	47.42	(5.33)[6]	9,288		.52	[7]	1.95	[7]
(1.15)	(2.12)	(3.27)	50.94	14.69	9,902		.54		2.25
(1.04)	(2.51)	(3.55)	47.76	(3.49)	8,636		.54		2.38
(1.18)	(1.24)	(2.42)	52.98	25.21	7,098		.55		2.17
(1.15)	(.71)	(1.86)	44.59	2.66	5,646		.55		2.45
(1.16)	—	(1.16)	45.33	(2.90)	4,244		.54		2.16

(.42)	(.40)	(.82)	47.46	(5.28)[6]	3,973		.42	[7]	2.06	[7]
(1.20)	(2.12)	(3.32)	50.99	14.79	4,139		.44		2.35
(1.09)	(2.51)	(3.60)	47.81	(3.39)	3,050		.44		2.48
(.87)	—	(.87)	53.03	18.53 [6]	2,536		.45	[7]	1.93	[7]

See end of table for footnotes.

Capital World Growth and Income Fund	27

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
5/31/2020[4,5]	$50.79	$.40	$(3.18)	$(2.78)
11/30/2019	47.63	.94	5.35	6.29
11/30/2018	52.84	1.07	(2.88)	(1.81)
11/30/2017	44.48	.90	9.74	10.64
11/30/2016	45.21	.92	.06	.98
11/30/2015	47.73	.86	(2.37)	(1.51)
Class 529-C:
5/31/2020[4,5]	50.56	.22	(3.14)	(2.92)
11/30/2019	47.41	.58	5.34	5.92
11/30/2018	52.56	.67	(2.86)	(2.19)
11/30/2017	44.25	.52	9.70	10.22
11/30/2016	44.98	.58	.06	.64
11/30/2015	47.49	.49	(2.35)	(1.86)
Class 529-E:
5/31/2020[4,5]	50.70	.35	(3.16)	(2.81)
11/30/2019	47.55	.84	5.34	6.18
11/30/2018	52.76	.96	(2.89)	(1.93)
11/30/2017	44.41	.79	9.73	10.52
11/30/2016	45.14	.82	.07	.89
11/30/2015	47.65	.75	(2.36)	(1.61)
Class 529-T:
5/31/2020[4,5]	50.98	.46	(3.21)	(2.75)
11/30/2019	47.80	1.05	5.38	6.43
11/30/2018	53.02	1.19	(2.89)	(1.70)
11/30/2017[4,10]	46.73	.66	6.22	6.88
Class 529-F-1:
5/31/2020[4,5]	50.84	.45	(3.18)	(2.73)
11/30/2019	47.68	1.05	5.35	6.40
11/30/2018	52.90	1.18	(2.88)	(1.70)
11/30/2017	44.52	1.01	9.75	10.76
11/30/2016	45.25	1.02	.06	1.08
11/30/2015	47.78	.96	(2.37)	(1.41)
Class R-1:
5/31/2020[4,5]	50.41	.23	(3.14)	(2.91)
11/30/2019	47.28	.60	5.33	5.93
11/30/2018	52.48	.70	(2.87)	(2.17)
11/30/2017	44.18	.55	9.69	10.24
11/30/2016	44.91	.62	.07	.69
11/30/2015	47.42	.54	(2.36)	(1.82)

28	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.32)	$(.40)	$(.72)	$47.29	(5.46)%[6]	$3,173		.81%[7]		1.67%[7]
(1.01)	(2.12)	(3.13)	50.79	14.34	3,494		.83		1.98
(.89)	(2.51)	(3.40)	47.63	(3.77)	3,291		.83		2.10
(1.04)	(1.24)	(2.28)	52.84	24.87	3,415		.84		1.86
(1.00)	(.71)	(1.71)	44.48	2.34	2,859		.87		2.12
(1.01)	—	(1.01)	45.21	(3.19)	2,936		.86		1.84

(.13)	(.40)	(.53)	47.11	(5.81)[6]	344		1.55	[7]	.92	[7]
(.65)	(2.12)	(2.77)	50.56	13.50	413		1.58		1.24
(.45)	(2.51)	(2.96)	47.41	(4.49)	462		1.59		1.32
(.67)	(1.24)	(1.91)	52.56	23.90	758		1.61		1.09
(.66)	(.71)	(1.37)	44.25	1.55	659		1.64		1.35
(.65)	—	(.65)	44.98	(3.95)	701		1.64		1.07

(.27)	(.40)	(.67)	47.22	(5.54)[6]	105		1.02	[7]	1.46	[7]
(.91)	(2.12)	(3.03)	50.70	14.09	119		1.04		1.76
(.77)	(2.51)	(3.28)	47.55	(3.98)	123		1.05		1.88
(.93)	(1.24)	(2.17)	52.76	24.58	138		1.06		1.63
(.91)	(.71)	(1.62)	44.41	2.11	117		1.09		1.90
(.90)	—	(.90)	45.14	(3.41)	122		1.09		1.61

(.38)	(.40)	(.78)	47.45	(5.36)[6,8]	—	[9]	.57	[7,8]	1.91	[7,8]
(1.13)	(2.12)	(3.25)	50.98	14.62 [8]	—	[9]	.59	[8]	2.20	[8]
(1.01)	(2.51)	(3.52)	47.80	(3.54)[8]	—	[9]	.59	[8]	2.32	[8]
(.59)	—	(.59)	53.02	14.81 [6,8]	—	[9]	.61	[7,8]	2.03	[7,8]

(.38)	(.40)	(.78)	47.33	(5.34)[6]	176		.58	[7]	1.90	[7]
(1.12)	(2.12)	(3.24)	50.84	14.60	188		.60		2.21
(1.01)	(2.51)	(3.52)	47.68	(3.55)	171		.60		2.32
(1.14)	(1.24)	(2.38)	52.90	25.14	149		.62		2.08
(1.10)	(.71)	(1.81)	44.52	2.56	115		.64		2.34
(1.12)	—	(1.12)	45.25	(2.99)	113		.64		2.07

(.14)	(.40)	(.54)	46.96	(5.80)[6]	150		1.52	[7]	.95	[7]
(.68)	(2.12)	(2.80)	50.41	13.56	177		1.54		1.28
(.52)	(2.51)	(3.03)	47.28	(4.46)	191		1.54		1.39
(.70)	(1.24)	(1.94)	52.48	23.99	234		1.54		1.16
(.71)	(.71)	(1.42)	44.18	1.65	223		1.55		1.44
(.69)	—	(.69)	44.91	(3.87)	257		1.54		1.16

See end of table for footnotes.

Capital World Growth and Income Fund	29

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
5/31/2020[4,5]	$50.25	$.22	$(3.12)	$(2.90)
11/30/2019	47.15	.60	5.30	5.90
11/30/2018	52.34	.70	(2.86)	(2.16)
11/30/2017	44.07	.55	9.66	10.21
11/30/2016	44.81	.62	.06	.68
11/30/2015	47.31	.56	(2.35)	(1.79)
Class R-2E:
5/31/2020[4,5]	50.75	.30	(3.18)	(2.88)
11/30/2019	47.59	.74	5.36	6.10
11/30/2018	52.80	.86	(2.88)	(2.02)
11/30/2017	44.47	.69	9.75	10.44
11/30/2016	45.25	.73	.10	.83
11/30/2015	47.84	.72	(2.39)	(1.67)
Class R-3:
5/31/2020[4,5]	50.59	.33	(3.16)	(2.83)
11/30/2019	47.45	.82	5.33	6.15
11/30/2018	52.65	.93	(2.87)	(1.94)
11/30/2017	44.32	.77	9.72	10.49
11/30/2016	45.05	.82	.06	.88
11/30/2015	47.57	.75	(2.37)	(1.62)
Class R-4:
5/31/2020[4,5]	50.84	.41	(3.18)	(2.77)
11/30/2019	47.67	.96	5.36	6.32
11/30/2018	52.89	1.09	(2.89)	(1.80)
11/30/2017	44.51	.92	9.76	10.68
11/30/2016	45.24	.95	.06	1.01
11/30/2015	47.76	.89	(2.37)	(1.48)
Class R-5E:
5/31/2020[4,5]	50.91	.45	(3.18)	(2.73)
11/30/2019	47.74	1.04	5.39	6.43
11/30/2018	52.96	1.20	(2.89)	(1.69)
11/30/2017	44.59	1.01	9.78	10.79
11/30/2016	45.34	1.01	.06	1.07
11/30/2015[4,12]	45.70	.02	(.38)	(.36)
Class R-5:
5/31/2020[4,5]	51.02	.49	(3.21)	(2.72)
11/30/2019	47.83	1.11	5.37	6.48
11/30/2018	53.05	1.25	(2.89)	(1.64)
11/30/2017	44.64	1.07	9.78	10.85
11/30/2016	45.37	1.10	.04	1.14
11/30/2015	47.90	1.03	(2.38)	(1.35)

30	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets[3]		Ratio of net income to average net assets

$(.14)	$(.40)	$(.54)	$46.81	(5.80)%[6]	$610		1.53%[7]		.95%[7]
(.68)	(2.12)	(2.80)	50.25	13.53	722		1.54		1.27
(.52)	(2.51)	(3.03)	47.15	(4.45)	755		1.54		1.38
(.70)	(1.24)	(1.94)	52.34	23.98	932		1.54		1.16
(.71)	(.71)	(1.42)	44.07	1.63	920		1.54		1.44
(.71)	—	(.71)	44.81	(3.82)	1,061		1.50		1.20

(.21)	(.40)	(.61)	47.26	(5.67)[6]	60		1.23	[7]	1.25	[7]
(.82)	(2.12)	(2.94)	50.75	13.88	67		1.24		1.56
(.68)	(2.51)	(3.19)	47.59	(4.15)	58		1.24		1.68
(.87)	(1.24)	(2.11)	52.80	24.34	53		1.24		1.42
(.90)	(.71)	(1.61)	44.47	1.98	16		1.23		1.68
(.92)	—	(.92)	45.25	(3.54)	1		1.19		1.54

(.25)	(.40)	(.65)	47.11	(5.59)[6]	1,314		1.07	[7]	1.40	[7]
(.89)	(2.12)	(3.01)	50.59	14.05	1,568		1.09		1.73
(.75)	(2.51)	(3.26)	47.45	(4.02)	1,693		1.09		1.83
(.92)	(1.24)	(2.16)	52.65	24.54	2,114		1.09		1.60
(.90)	(.71)	(1.61)	44.32	2.10	1,909		1.10		1.88
(.90)	—	(.90)	45.05	(3.43)	2,246		1.09		1.61

(.33)	(.40)	(.73)	47.34	(5.43)[6]	1,304		.77	[7]	1.71	[7]
(1.03)	(2.12)	(3.15)	50.84	14.37	1,520		.79		2.02
(.91)	(2.51)	(3.42)	47.67	(3.72)	1,640		.79		2.13
(1.06)	(1.24)	(2.30)	52.89	24.93	2,003		.79		1.90
(1.03)	(.71)	(1.74)	44.51	2.40	1,748		.80		2.18
(1.04)	—	(1.04)	45.24	(3.13)	2,003		.79		1.91

(.39)	(.40)	(.79)	47.39	(5.34)[6]	91		.57	[7]	1.91	[7]
(1.14)	(2.12)	(3.26)	50.91	14.64	82		.58		2.19
(1.02)	(2.51)	(3.53)	47.74	(3.53)	37		.58		2.37
(1.18)	(1.24)	(2.42)	52.96	25.17	14		.58		2.09
(1.11)	(.71)	(1.82)	44.59	2.54	9		.66		2.31
—	—	—	45.34	(.79)[6]	—	[9]	.02	[6]	.04	[6]

(.41)	(.40)	(.81)	47.49	(5.30)[6]	567		.47	[7]	2.02	[7]
(1.17)	(2.12)	(3.29)	51.02	14.74	745		.49		2.34
(1.07)	(2.51)	(3.58)	47.83	(3.44)	1,125		.49		2.44
(1.20)	(1.24)	(2.44)	53.05	25.29	1,305		.49		2.21
(1.16)	(.71)	(1.87)	44.64	2.71	1,117		.50		2.51
(1.18)	—	(1.18)	45.37	(2.84)	1,393		.49		2.21

See end of table for footnotes.

Capital World Growth and Income Fund	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
5/31/2020[4,5]	$51.01	$.49	$(3.21)	$(2.72)
11/30/2019	47.82	1.12	5.39	6.51
11/30/2018	53.04	1.27	(2.89)	(1.62)
11/30/2017	44.64	1.08	9.79	10.87
11/30/2016	45.37	1.10	.07	1.17
11/30/2015	47.89	1.05	(2.37)	(1.32)

	Six months ended May 31,	Year ended November 30,
	2020[4,5,6]	2019	2018	2017	2016	2015
Portfolio turnover rate for all share classes[13]	23%	23%	49%	35%	35%	35%

See notes to financial statements.

32	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income to average net assets

$(.42)	$(.40)	$(.82)	$47.47	(5.29)%[6]	$18,554	.42%[7]	2.06%[7]
(1.20)	(2.12)	(3.32)	51.01	14.82	18,613	.43	2.36
(1.09)	(2.51)	(3.60)	47.82	(3.39)	15,132	.44	2.48
(1.23)	(1.24)	(2.47)	53.04	25.33	13,381	.45	2.23
(1.19)	(.71)	(1.90)	44.64	2.77	8,951	.45	2.52
(1.20)	—	(1.20)	45.37	(2.78)	7,390	.45	2.26

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T and 529-T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Capital World Growth and Income Fund	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2019, through May 31, 2020).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

34	Capital World Growth and Income Fund

	Beginning account value 12/1/2019	Ending account value 5/31/2020	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$945.65	$3.75	.77%
Class A – assumed 5% return	1,000.00	1,021.15	3.89	.77
Class C – actual return	1,000.00	942.19	7.28	1.50
Class C – assumed 5% return	1,000.00	1,017.50	7.57	1.50
Class T – actual return	1,000.00	946.87	2.53	.52
Class T – assumed 5% return	1,000.00	1,022.40	2.63	.52
Class F-1 – actual return	1,000.00	945.34	3.89	.80
Class F-1 – assumed 5% return	1,000.00	1,021.00	4.04	.80
Class F-2 – actual return	1,000.00	946.74	2.53	.52
Class F-2 – assumed 5% return	1,000.00	1,022.40	2.63	.52
Class F-3 – actual return	1,000.00	947.21	2.04	.42
Class F-3 – assumed 5% return	1,000.00	1,022.90	2.12	.42
Class 529-A – actual return	1,000.00	945.42	3.94	.81
Class 529-A – assumed 5% return	1,000.00	1,020.95	4.09	.81
Class 529-C – actual return	1,000.00	941.92	7.52	1.55
Class 529-C – assumed 5% return	1,000.00	1,017.25	7.82	1.55
Class 529-E – actual return	1,000.00	944.59	4.96	1.02
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.15	1.02
Class 529-T – actual return	1,000.00	946.44	2.77	.57
Class 529-T – assumed 5% return	1,000.00	1,022.15	2.88	.57
Class 529-F-1 – actual return	1,000.00	946.60	2.82	.58
Class 529-F-1 – assumed 5% return	1,000.00	1,022.10	2.93	.58
Class R-1 – actual return	1,000.00	941.97	7.38	1.52
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.67	1.52
Class R-2 – actual return	1,000.00	941.96	7.43	1.53
Class R-2 – assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class R-2E – actual return	1,000.00	943.26	5.98	1.23
Class R-2E – assumed 5% return	1,000.00	1,018.85	6.21	1.23
Class R-3 – actual return	1,000.00	944.08	5.20	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.65	5.40	1.07
Class R-4 – actual return	1,000.00	945.71	3.75	.77
Class R-4 – assumed 5% return	1,000.00	1,021.15	3.89	.77
Class R-5E – actual return	1,000.00	946.57	2.77	.57
Class R-5E – assumed 5% return	1,000.00	1,022.15	2.88	.57
Class R-5 – actual return	1,000.00	947.00	2.29	.47
Class R-5 – assumed 5% return	1,000.00	1,022.65	2.38	.47
Class R-6 – actual return	1,000.00	947.07	2.04	.42
Class R-6 – assumed 5% return	1,000.00	1,022.90	2.12	.42

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Capital World Growth and Income Fund	35

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period December 1, 2018, through September 30, 2019. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

A complete May 31, 2020, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2020, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2019.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2019. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2019. Fifteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.2. Standard & Poor’s 500 Composite Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 65% of the time, based on the 20-year period ended December 31, 2019, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund®

Investment portfolio

May 31, 2020

unaudited

Common stocks 92.27% Information technology 14.76%	Shares	Value (000)
Microsoft Corp.	15,980,228	$2,928,377
Broadcom Inc.	9,186,703	2,675,811
Taiwan Semiconductor Manufacturing Co., Ltd.1	151,221,000	1,472,774
ASML Holding NV1	3,547,325	1,161,224
Mastercard Inc., Class A	2,014,181	606,047
Apple Inc.	1,714,636	545,151
Tokyo Electron Ltd.1	2,505,600	500,888
Accenture PLC, Class A	1,920,659	387,243
Keyence Corp.1	819,800	337,616
Logitech International SA1	5,056,000	299,349
Adobe Inc.2	690,380	266,901
EPAM Systems, Inc.2	1,040,410	239,960
Jack Henry & Associates, Inc.	1,309,772	236,885
Hangzhou Hikvision Digital Technology Co., Ltd., Class A1	54,023,000	208,351
RingCentral, Inc., Class A2	652,886	179,054
OBIC Co., Ltd.1	903,000	156,669
Samsung Electronics Co., Ltd.1	3,795,000	155,816
ServiceNow, Inc.2	387,777	150,430
Visa Inc., Class A	572,569	111,788
Temenos AG1	680,948	104,492
Hexagon AB, Class B1,2	1,880,500	103,795
Ceridian HCM Holding Inc.2	1,372,731	94,540
Ingenico Group SA1	618,000	85,756
NortonLifeLock Inc.	3,730,000	84,970
Capgemini SE1	669,883	68,784
Largan Precision Co., Ltd.1	517,000	66,070
Worldline SA, non-registered shares1,2	869,849	65,330
PayPal Holdings, Inc.2	343,000	53,169
salesforce.com, inc.2	265,954	46,486
SS&C Technologies Holdings, Inc.	620,000	35,895
Western Union Co.	1,351,755	27,062
Autodesk, Inc.2	52,600	11,066
		13,467,749
Health care 14.51%
UnitedHealth Group Inc.	5,632,793	1,717,157
Abbott Laboratories	13,541,984	1,285,405
Gilead Sciences, Inc.	15,781,155	1,228,247
Novartis AG1	13,827,990	1,198,743
Amgen Inc.	5,100,262	1,171,530
Thermo Fisher Scientific Inc.	2,705,616	944,774
AstraZeneca PLC1	6,414,269	681,993
Stryker Corp.	2,806,692	549,354
Daiichi Sankyo Co., Ltd.1	5,774,600	540,987
Pfizer Inc.	12,804,444	489,002
Chugai Pharmaceutical Co., Ltd.1	3,062,558	451,957
AbbVie Inc.	4,803,395	445,131

Capital World Growth and Income Fund — Page 1 of 10

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
Centene Corp.2	4,257,646	$282,069
Coloplast A/S, Class B1	1,473,781	247,221
Johnson & Johnson	1,618,000	240,678
Boston Scientific Corp.2	5,394,062	204,920
Zimmer Biomet Holdings, Inc.	1,148,000	145,038
Teva Pharmaceutical Industries Ltd. (ADR)2	10,194,816	127,741
Koninklijke Philips NV (EUR denominated)1,2	2,637,113	120,135
Vertex Pharmaceuticals Inc.2	374,935	107,966
GlaxoSmithKline PLC1	5,068,607	104,970
Alcon Inc.1,2	1,607,120	103,894
M3, Inc.1	2,497,700	100,716
Illumina, Inc.2	256,620	93,166
Humana Inc.	201,965	82,937
Intuitive Surgical, Inc.2	141,400	82,016
Cigna Corp.	414,371	81,764
Zoetis Inc., Class A	541,119	75,427
Merck & Co., Inc.	835,000	67,401
Hypera SA, ordinary nominative	9,071,000	54,770
WuXi Biologics (Cayman) Inc.1,2	3,027,500	47,822
Olympus Corp.1	2,608,000	45,377
Bluebird Bio, Inc.2	695,879	44,279
Bayer AG1	609,000	40,679
PerkinElmer, Inc.	354,844	35,651
		13,240,917
Financials 12.26%
CME Group Inc., Class A	5,789,262	1,057,119
AIA Group Ltd.1	127,359,896	1,038,338
Kotak Mahindra Bank Ltd.1	36,412,279	592,299
Kotak Mahindra Bank Ltd.1,3	730,900	11,067
Ping An Insurance (Group) Co. of China, Ltd., Class H1	58,510,000	580,900
Zurich Insurance Group AG1	1,747,028	565,237
Sberbank of Russia PJSC (ADR)1	48,048,959	546,191
HDFC Bank Ltd.1	31,461,052	396,668
HDFC Bank Ltd. (ADR)	557,903	23,337
Sony Financial Holdings Inc.1	15,267,300	368,242
S&P Global Inc.	1,095,900	356,189
B3 SA - Brasil, Bolsa, Balcao	40,450,800	345,283
JPMorgan Chase & Co.	3,516,824	342,222
Nasdaq, Inc.	2,627,959	311,308
Deutsche Boerse AG1	1,854,559	305,595
HDFC Life Insurance Co. Ltd.1,2	40,170,630	277,217
Aon PLC, Class A	1,219,793	240,238
Intercontinental Exchange, Inc.	2,024,648	196,897
M&G PLC1	105,042,306	182,520
BOC Hong Kong (Holdings) Ltd.1	64,182,000	180,144
Barclays PLC1	125,205,000	179,428
London Stock Exchange Group PLC1	1,784,036	177,625
Chubb Ltd.	1,368,279	166,848
Toronto-Dominion Bank (CAD denominated)	3,519,589	150,768
Macquarie Group Ltd.1	2,051,760	148,398
Hong Kong Exchanges and Clearing Ltd.1	3,950,000	138,205
Julius Baer Group Ltd.1	3,182,797	136,168
Prudential PLC1	10,364,592	135,185
BlackRock, Inc.	248,600	131,420

Capital World Growth and Income Fund — Page 2 of 10

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Deutsche Bank AG1,2	14,538,942	$121,469
MarketAxess Holdings Inc.	215,463	109,582
The Blackstone Group Inc., Class A	1,879,888	106,778
American International Group, Inc.	3,533,027	106,203
Moody’s Corp.	375,000	100,279
St. James’s Place PLC1	8,751,000	99,802
Discover Financial Services	2,009,650	95,478
Bank Rakyat Indonesia (Persero) Tbk PT1	449,284,800	90,960
FinecoBank SPA1,2	7,750,000	90,949
TMX Group Ltd.	883,900	88,599
Power Corp. of Canada, subordinate voting shares	5,318,869	86,571
Banco Santander, SA1	36,639,600	83,363
BNP Paribas SA1,2	2,155,625	77,753
Legal & General Group PLC1	26,547,000	65,577
Ares Management Corp., Class A	1,661,711	62,746
Intesa Sanpaolo SpA1,2	35,788,500	62,076
Insurance Australia Group Ltd.1	14,385,000	58,079
Principal Financial Group, Inc.	1,429,751	55,217
Housing Development Finance Corp. Ltd.1	2,105,838	46,051
Marsh & McLennan Cos., Inc.	430,000	45,546
Wells Fargo & Co.	1,697,000	44,920
Ping An Insurance (Group) Co. of China, Ltd., Class A1	3,913,559	38,778
The People’s Insurance Co. (Group) of China Ltd., Class H1	127,648,000	38,509
Bank of Montreal	777,630	38,361
Société Générale1,2	2,397,225	35,476
DBS Group Holdings Ltd.1	2,095,119	28,980
Credit Suisse Group AG1	2,487,407	22,845
Standard Bank Group Ltd.1	995,408	5,785
		11,187,788
Consumer discretionary 11.69%
Amazon.com, Inc.2	629,116	1,536,534
Ocado Group PLC1,2,4	41,909,205	1,137,973
LVMH Moët Hennessy-Louis Vuitton SE1	2,599,200	1,088,441
Home Depot, Inc.	4,256,519	1,057,660
Alibaba Group Holding Ltd.1,2	24,833,620	640,193
Alibaba Group Holding Ltd. (ADR)2	1,154,911	239,517
Flutter Entertainment PLC (EUR denominated)1	2,447,277	314,628
Flutter Entertainment PLC (GBP denominated)1	959,816	122,307
MercadoLibre, Inc.2	500,138	425,952
General Motors Co.	16,278,892	421,298
Marriott International, Inc., Class A	3,931,566	347,943
adidas AG1,2	1,229,535	322,424
Naspers Ltd., Class N1	1,659,829	263,923
NIKE, Inc., Class B	2,498,566	246,309
Kering SA1	462,846	242,635
Sony Corp.1	3,797,000	242,467
Shimano Inc.1	1,151,000	211,658
Meituan Dianping, Class B1,2	10,899,100	207,553
EssilorLuxottica1,2	1,043,218	134,712
Lowe’s Cos., Inc.	1,016,823	132,543
Restaurant Brands International Inc. (CAD denominated)	2,299,600	125,632
Wynn Macau, Ltd.1	69,402,800	117,891
Domino’s Pizza, Inc.	300,400	115,906
Norwegian Cruise Line Holdings Ltd.2	7,360,719	115,269

Capital World Growth and Income Fund — Page 3 of 10

unaudited

Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Moncler SpA1,2	2,570,000	$95,978
McDonald’s Corp.	499,826	93,127
Royal Caribbean Cruises Ltd.	1,690,000	87,660
Taylor Wimpey PLC1	48,898,500	87,171
Petrobras Distribuidora S.A.	21,375,300	86,682
Just Eat Takeaway (GBP denominated)1,2	793,132	86,383
Peugeot SA1,2	5,465,000	78,224
Industria de Diseño Textil, SA1	2,433,777	68,033
Nokian Renkaat Oyj1	2,788,000	65,106
InterContinental Hotels Group PLC1	876,874	41,962
Midea Group Co., Ltd., Class A1,2	2,819,500	23,315
Melco Resorts & Entertainment Ltd. (ADR)	1,430,751	22,935
Galaxy Entertainment Group Ltd.1	1,870,000	12,756
B2W - Cia. Digital, ordinary nominative2	583,000	10,010
		10,670,710
Communication services 10.53%
Netflix, Inc.2	4,743,372	1,990,936
Facebook, Inc., Class A2	7,999,568	1,800,623
Alphabet Inc., Class C2	602,866	861,447
Alphabet Inc., Class A2	504,995	723,921
Yandex NV, Class A2	13,876,804	558,264
Comcast Corp., Class A	11,783,326	466,620
Tencent Holdings Ltd.1	8,742,800	466,004
Activision Blizzard, Inc.	5,514,777	396,954
Altice USA, Inc., Class A2	12,286,816	316,017
Altice USA, Inc., Class B1,2	1,616,182	41,568
SoftBank Group Corp.1	7,749,500	348,072
NetEase, Inc. (ADR)	734,211	281,129
SoftBank Corp.1	16,740,200	212,222
LG Uplus Corp.1	18,843,307	200,543
Cellnex Telecom, SA, non-registered shares1	3,109,128	176,517
Nintendo Co., Ltd.1	386,800	156,327
Daily Mail and General Trust PLC, Class A, nonvoting shares1	10,959,000	96,759
ITV PLC1	88,749,698	88,393
América Móvil, SAB de CV, Series L (ADR)	6,410,000	84,997
Z Holding Corp.1	20,150,000	82,407
Nippon Telegraph and Telephone Corp.1	3,381,400	76,559
TELUS Corp.	3,406,359	59,030
Shaw Communications Inc., Class B, nonvoting shares	3,142,000	53,011
Verizon Communications Inc.	888,500	50,982
Bharti Infratel Ltd.1	5,580,028	17,025
		9,606,327
Consumer staples 6.83%
Nestlé SA1	14,055,924	1,521,826
British American Tobacco PLC1	28,698,231	1,134,927
British American Tobacco PLC (ADR)5	5,116,171	205,056
Philip Morris International Inc.	13,110,978	961,821
Constellation Brands, Inc., Class A	2,231,624	385,402
Keurig Dr Pepper Inc.	13,330,681	372,193
Altria Group, Inc.	8,507,420	332,215
Imperial Brands PLC1	14,340,064	260,646
Kweichow Moutai Co., Ltd., Class A1	1,265,073	242,259
Kirin Holdings Co., Ltd.1	7,039,400	144,294

Capital World Growth and Income Fund — Page 4 of 10

unaudited

Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Thai Beverage PCL1	302,257,400	$135,184
Conagra Brands, Inc.	2,600,000	90,454
Anheuser-Busch InBev SA/NV1	1,823,600	85,372
Treasury Wine Estates Ltd.1	12,385,686	79,841
Colgate-Palmolive Co.	815,000	58,949
Hormel Foods Corp.	1,188,721	58,045
Estée Lauder Cos. Inc., Class A	290,910	57,446
Pernod Ricard SA1	345,681	53,982
Kroger Co.	1,505,338	49,104
		6,229,016
Industrials 6.37%
CSX Corp.	9,702,911	694,534
Airbus SE, non-registered shares1,2	10,215,331	649,057
Recruit Holdings Co., Ltd.1	15,019,700	518,212
Aena SME, SA, non-registered shares1,2	2,606,362	373,022
Lockheed Martin Corp.	751,982	292,100
Stanley Black & Decker, Inc.	2,325,478	291,731
Honeywell International Inc.	1,930,399	281,549
Northrop Grumman Corp.	784,864	263,086
L3Harris Technologies, Inc.	1,034,602	206,351
SMC Corp.1	380,000	191,288
TransDigm Group Inc.	431,945	183,499
VINCI SA1	1,922,186	178,231
Union Pacific Corp.	1,017,845	172,891
ASSA ABLOY AB, Class B1	8,364,445	170,037
CCR SA, ordinary nominative	60,613,000	166,972
Safran SA1,2	1,710,821	164,139
Raytheon Technologies Corp.	2,030,500	131,008
ManpowerGroup Inc.	1,818,700	125,745
Melrose Industries PLC1	78,271,386	112,069
Bunzl PLC1	4,129,981	96,578
General Dynamics Corp.	643,930	94,548
Sydney Airport, units1	21,198,000	82,868
Nidec Corp.1	1,260,000	77,550
Atlas Copco AB, Class B1	2,012,000	71,289
Johnson Controls International PLC	2,129,761	66,896
MTU Aero Engines AG1,2	227,760	36,554
ALD SA1,5	2,683,535	29,651
Jardine Matheson Holdings Ltd.1	686,900	27,635
Techtronic Industries Co. Ltd.1	2,850,500	24,808
Aeroports de Paris SA1	179,400	18,745
Otis Worldwide Corp.	231,250	12,175
Carrier Global Corp.2	462,500	9,467
Knorr-Bremse AG, non-registered shares1	1,050	111
		5,814,396
Utilities 5.05%
Enel SpA1	118,070,795	908,565
E.ON SE1	71,370,270	755,402
Iberdrola, SA, non-registered shares1	53,061,808	572,700
China Resources Gas Group Ltd.1	66,160,000	362,184
Guangdong Investment Ltd.1	138,264,000	273,126
SSE PLC1	16,589,625	255,545
Dominion Energy, Inc.	2,264,565	192,511

Capital World Growth and Income Fund — Page 5 of 10

unaudited

Common stocks (continued) Utilities (continued)	Shares	Value (000)
Ørsted AS1	1,582,247	$186,282
CMS Energy Corp.	3,045,470	178,404
DTE Energy Co.	1,606,720	172,835
American Electric Power Co., Inc.	1,502,000	128,045
ENN Energy Holdings Ltd.1	8,284,400	97,168
China Gas Holdings Ltd.1	26,578,200	93,495
NextEra Energy, Inc.	352,426	90,066
National Grid PLC1	7,102,000	81,487
Consolidated Edison, Inc.	1,075,500	80,727
CLP Holdings Ltd.1	7,446,000	73,076
ENGIE SA1,2	4,462,861	52,893
AES Corp.	2,681,558	33,493
EDP - Energias de Portugal, SA1	5,109,000	24,053
		4,612,057
Real estate 3.78%
Crown Castle International Corp. REIT	4,560,418	785,122
American Tower Corp. REIT	2,660,168	686,776
China Overseas Land & Investment Ltd.1	141,275,000	433,866
Longfor Group Holdings Ltd.1,5	86,599,500	395,917
Digital Realty Trust, Inc. REIT	1,599,735	229,658
China Resources Land Ltd.1	46,468,000	184,960
CK Asset Holdings Ltd.1	27,657,845	152,031
Shimao Property Holdings Ltd.1	31,683,000	132,366
Sun Hung Kai Properties Ltd.1	10,948,500	126,652
Equinix, Inc. REIT	155,100	108,202
Vonovia SE1,2	1,135,516	65,512
Simon Property Group, Inc. REIT	1,098,163	63,364
SM Prime Holdings, Inc.1,2	75,778,000	44,658
Daito Trust Construction Co., Ltd.1	399,230	42,209
SBA Communications Corp. REIT	7,497	2,355
		3,453,648
Materials 3.33%
Vale SA, ordinary nominative	52,783,909	524,249
Vale SA, ordinary nominative (ADR)	27,107,109	264,565
Rio Tinto PLC1	7,236,705	387,894
Linde PLC	1,771,055	358,355
Fortescue Metals Group Ltd.1,5	22,415,417	205,674
Sherwin-Williams Co.	259,955	154,374
Akzo Nobel NV1	1,863,467	152,955
Shin-Etsu Chemical Co., Ltd.1	1,278,800	150,056
Air Liquide SA, non-registered shares1	977,319	132,997
BHP Group PLC1	6,747,924	132,338
CRH PLC1	3,103,276	101,541
Amcor PLC (CDI)1	8,800,000	87,450
Freeport-McMoRan Inc.	9,065,239	82,222
Koninklijke DSM NV1	546,546	70,145
Teck Resources Ltd., Class B	5,801,990	55,119
LafargeHolcim Ltd.1	1,315,659	54,666
Dow Inc.	1,080,524	41,708
Barrick Gold Corp. (CAD denominated)	1,411,000	33,931

Capital World Growth and Income Fund — Page 6 of 10

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
WestRock Co.	950,347	$26,667
BASF SE1,2	458,851	24,745
		3,041,651
Energy 3.16%
EOG Resources, Inc.	7,909,695	403,157
Canadian Natural Resources, Ltd. (CAD denominated)	19,077,030	348,467
Gazprom PJSC (ADR)1	62,274,812	348,264
TC Energy Corp. (CAD denominated)	7,358,442	331,620
Royal Dutch Shell PLC, Class B1	15,490,424	236,379
Royal Dutch Shell PLC, Class A (GBP denominated)1	1,599,802	25,067
Royal Dutch Shell PLC, Class B (ADR)	344,740	10,494
Royal Dutch Shell PLC, Class A (ADR)	45,681	1,459
Royal Dutch Shell PLC, Class A (EUR denominated)1	15,499	246
BP PLC1	70,411,487	267,373
Galp Energia, SGPS, SA, Class B1,5	14,049,349	167,875
Exxon Mobil Corp.	3,353,032	152,462
Chevron Corp.	1,499,739	137,526
Enbridge Inc. (CAD denominated)	3,919,318	127,470
TOTAL SA1	2,758,161	103,703
Suncor Energy Inc.	4,749,174	81,645
Pioneer Natural Resources Co.	620,300	56,820
Noble Energy, Inc.	5,950,448	51,948
Baker Hughes Co., Class A	1,819,683	30,043
		2,882,018
Total common stocks (cost: $64,640,980,000)		84,206,277
Preferred securities 0.76% Financials 0.26%
Banco Bradesco SA, preferred nominative	50,846,890	180,565
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative, preferred shares2	3,518,000	31,486
Fannie Mae, Series S, 8.25% noncumulative, preferred shares2	3,417,000	30,582
		242,633
Energy 0.22%
Petróleo Brasileiro SA (Petrobras), preferred nominative (ADR)	17,689,388	133,378
Petróleo Brasileiro SA (Petrobras), preferred nominative	16,918,000	64,485
		197,863
Consumer discretionary 0.20%
Volkswagen AG, nonvoting preferred shares1,2	1,234,794	181,025
Health care 0.08%
Grifols, SA, Class B, nonvoting preferred, non-registered shares1	3,858,329	73,913
Total preferred securities (cost: $822,460,000)		695,434
Rights & warrants 0.18% Consumer discretionary 0.18%
Midea Group Co., Ltd., Class A, warrants, expire 20211,2,3	20,175,000	166,833
Total rights & warrants (cost: $161,304,000)		166,833

Capital World Growth and Income Fund — Page 7 of 10

unaudited

Convertible stocks 0.62% Information technology 0.23%	Shares	Value (000)
Broadcom Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	194,367	$211,073
Real estate 0.20%
Crown Castle International Corp. REIT, Series A, convertible preferred shares, 6.875% 2020	116,280	176,873
Utilities 0.12%
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	649,887	68,095
DTE Energy Co., units, convertible preferred shares, 6.25% 2022	1,013,824	43,078
		111,173
Health care 0.07%
Boston Scientific Corp., Series A, convertible preferred shares, 5.50% 2023	342,600	37,407
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	28,673	29,777
		67,184
Total convertible stocks (cost: $508,583,000)		566,303
Convertible bonds 0.09% Communication services 0.06%	Principal amount (000)
Sea Ltd., convertibles notes, 2.375% 20253	$ 49,940	56,446
Consumer discretionary 0.03%
Carnival Corp., convertible notes, 5.75% 20233	16,358	26,909
Total convertible bonds (cost: $66,298,000)		83,355
Bonds, notes & other debt instruments 0.60% Corporate bonds & notes 0.47% Health care 0.16%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,907	88,622
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	53,817
		142,439
Consumer discretionary 0.14%
Carnival Corp. 11.50% 20233	41,140	43,910
General Motors Co. 5.40% 2023	15,446	16,328
General Motors Financial Co. 5.20% 2023	18,950	19,740
Royal Caribbean Cruises Ltd. 11.50% 20253	43,920	46,608
		126,586
Communication services 0.07%
CenturyLink, Inc. 7.50% 2024	7,016	7,736
CenturyLink, Inc., Series T, 5.80% 2022	20,048	20,945
Sprint Corp. 11.50% 2021	33,950	37,999
		66,680
Energy 0.04%
ONEOK, Inc. 2.20% 2025	2,141	2,049
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)6	36,500	37,485
		39,534

Capital World Growth and Income Fund — Page 8 of 10

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials 0.04%	Principal amount (000)	Value (000)
Lloyds Banking Group PLC, junior subordinated, 6.657% (3-month USD-LIBOR + 1.27% on 5/21/2037)3,6	$30,300	$33,801
Consumer staples 0.02%
JBS Investments GmbH II 7.00% 20263	20,000	21,305
Total corporate bonds & notes		430,345
Bonds & notes of governments & government agencies outside the U.S. 0.10%
Argentina (Central Bank of) 1.40% 20237	ARS2,896,648	20,569
India (Republic of) 8.60% 2028	INR1,220,300	18,652
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	49,664
		88,885
U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%
U.S. Treasury 2.50% 2020	$30,000	30,408
Total U.S. Treasury bonds & notes		30,408
Total bonds, notes & other debt instruments (cost: $504,701,000)		549,638
Short-term securities 5.33% Money market investments 5.33%	Shares
Capital Group Central Cash Fund 0.28%8	48,468,168	4,847,302
State Street Institutional U.S. Government Money Market Fund 0.13%8,9	5,000,000	5,000
Goldman Sachs Financial Square Government Fund 0.16%8,9	4,000,000	4,000
Invesco Short-term Investments Trust - Government & Agency Portfolio 0.11%8,9	2,238,458	2,238
Blackrock FedFund 0.11%8,9	2,000,000	2,000
Morgan Stanley Institutional Liquidity Funds - Government Portfolio 0.09%8,9	1,000,000	1,000
RBC U.S. Government Money Market Fund 0.12%8,9	100,000	100
Fidelity Institutional Money Market Funds - Government Portfolio 0.08%8,9	50,000	50
		4,861,690
Total short-term securities (cost: $4,861,132,000)		4,861,690
Total investment securities 99.85% (cost: $71,565,458,000)		91,129,530
Other assets less liabilities 0.15%		134,494
Net assets 100.00%		$91,264,024

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $37,830,877,000, which represented 41.45% of the net assets of the fund. This amount includes $37,622,476,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $406,879,000, which represented .45% of the net assets of the fund.
4	Represents an affiliated company as defined under the Investment Company Act of 1940.
5	All or a portion of this security was on loan. The total value of all such securities was $13,281,000, which represented .01% of the net assets of the fund.
6	Step bond; coupon rate may change at a later date.
7	Index-linked bond whose principal amount moves with a government price index.
8	Rate represents the seven-day yield at 5/31/2020.
9	Security purchased with cash collateral from securities on loan.

Capital World Growth and Income Fund — Page 9 of 10

unaudited

Key to abbreviations and symbol
ADR = American Depositary Receipts
ARS = Argentine pesos
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
INR = Indian rupees
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
USD/$ = U.S. dollars

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

American Funds Distributors, Inc., member FINRA.

© 2020 Capital Group. All rights reserved.

MFGEFPX-033-0720O-78097	Capital World Growth and Income Fund — Page 10 of 10

TEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2020

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2020